Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operations
Net loss	$ (29,016,269)	$ (19,807,021)	$ (32,933,645)
Adjustments to reconcile net loss to cash flow from operating activities:
Depreciation - property, plant and equipment	592,396	553,002	467,703
Depreciation - right-of-use assets	453,699	415,643	460,254
Lease interest expenses	99,794	58,673	76,345
Convertible debt facility - accretion	587,565	194,230	0
Deferred transaction costs - convertible debt	(293,204)	(502,686)	0
Convertible debt facility - interest	974,534	360,205	0
Change in fair value of derivatives	(969,000)	(34,000)	0
Change in fair value of host liability	97,732	0	0
Reclamation accretion expenses	1,027,039	1,013,585	787,859
Reclamation expenditures	(1,195,703)	(1,084,475)	(1,585,396)
Unrealized foreign exchange (income) loss	28,129	(687,923)	483,490
Share-based payment	1,097,850	1,742,511	1,863,085
Net changes in non-cash working capital items:
Receivables, prepaid expenses, and other assets	154,140	(356,990)	(63,008)
Loan receivable	0	0	(35,000)
Lease receivables	44,363	0	0
Lease liabilities	(77,890)	105,417	(80,701)
Trade and other payables	(621,331)	(11,859)	(6,288)
Due to related parties	521,819	(56,789)	51,803
Cash flow used in operating activities	(26,494,337)	(18,098,477)	(30,513,499)
Investing
Additions to property, plant and equipment	(378,335)	(66,066)	(1,187,311)
Long-term investments	139,055	(29,014)	74
Loan receivable - principal portion	0	167,438	7,562
Property acquisition costs - merger (net of cash acquired)	(909,273)	0	0
Property acquisition costs - other	(3,045,915)	(167,450)	(112,950)
Cash flow used in investing activities	(4,194,468)	(95,092)	(1,292,625)
Financing
Issuance of common shares - ATM & financing	25,799,794	11,898,694	18,976,371
Issuance of common shares - cash received from exercise of options and used in RSU redemption	(28,786)	(64,076)	303,685
Share issue costs	(1,506,650)	(797,557)	(1,581,119)
Lease principal payments and adjustments	(444,398)	(600,002)	(460,671)
Equipment financing principal payments	(216,898)	(202,577)	(156,206)
Convertible debt facility - transaction costs	(95,555)	(458,473)	0
Convertible debt facility - proceeds	0	10,000,000	0
Cash flow provided by financing activities	23,507,507	19,776,009	17,082,060
Effect of exchange rate changes on cash and cash equivalents	77,070	0	0
(Decrease) increase in cash and cash equivalents	(7,104,228)	1,582,440	(14,724,064)
Cash and cash equivalents at beginning of year	15,919,518	14,337,078	29,061,142
Cash and cash equivalents at end of year	$ 8,815,290	$ 15,919,518	$ 14,337,078